Putnam VT Small Cap Growth Fund*
* Prior to September 17, 2018, the fund was known as Putnam VT Capital Opportunities Fund
Fund summary
Goal
Putnam VT Small Cap Growth Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam VT Small Cap Growth Fund		Class IA	Class IB
Management fees		0.62%	0.62%
Distribution and service (12b-1) fees			0.25%
Other expenses	[1]	0.37%	0.37%
Total annual fund operating expenses		0.99%	1.24%
Expense reimbursement	[2]	(0.10%)	(0.10%)
Total annual fund operating expenses after expense reimbursement		0.89%	1.14%
[1]	Restated to reflect current fees
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 4/30/20. This obligation may be modified or discontinued only with approval of the fund's Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam VT Small Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class IA	91	305	537	1,204
Class IB	116	384	671	1,491

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 138%.
Investments, risks, and performance
Investments
We invest mainly in common stocks of small U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Under normal circumstances, we invest at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. As of August 31, 2018, the index was composed of companies having market capitalizations of between approximately $32.78 million and $8.31 billion.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. These risks are generally greater for small and midsize companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before September 17, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to-date performance through 3/31/19 19.62% Best calendar quarter Q2 2009 24.01% Worst calendar quarter Q3 2011 −24.76%
Average annual total returns (for periods ended 12/31/18)
Average Annual Total Returns - Putnam VT Small Cap Growth Fund		1 Year	5 Years	10 Years
Class IA		(13.64%)	1.48%	11.46%
Class IB		(13.84%)	1.22%	11.18%
Russell 2000 Growth Index (no deduction for fees or expenses)	[1]	(9.31%)	5.13%	13.52%
[1]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell(R) is a trademark of Frank Russell Company.

As of September 17, 2018, the Russell 2000 Growth Index replaced the Russell 2500 Index as the primary benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the Russell 2500 Index for the one-year, five-year and ten-year periods ended December 31, 2018 were -10.00%, 5.15% and 13.15%, respectively.